Reconciliation of Income Tax Expense at the Statutory Rate to the Company's Actual Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Computed at the statutory rate (34%)									$ 1,755	$ 1,550
(Decrease) increase resulting from Tax exempt interest									(42)	(66)
Earnings on bank-owned life insurance - net									(160)	(159)
Other									27	9
Actual tax expense	$ 432	$ 386	$ 389	$ 373	$ 367	$ 360	$ 331	$ 276	$ 1,580	$ 1,334